Assets held for sale and discontinued operations - Schedule of assets and liabilities classified as held for sale (Details) - GBP (£) £ in Millions	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	£ 1,443	£ 10,000
Total liabilities held for sale	(109)	(7,188)
Assets and liabilities classified as held for sale
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,443	10,000
Total liabilities held for sale	(109)	(7,188)
Net assets held for sale	1,334	2,812
Assets and liabilities classified as held for sale | The Narragansett Electric Company
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	4,129
Total liabilities held for sale	0	(1,658)
Net assets held for sale	0	2,471
Assets and liabilities classified as held for sale | UK Gas Transmission
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	5,871
Total liabilities held for sale	0	(5,530)
Net assets held for sale	0	341
Assets and liabilities classified as held for sale | FAA derivative
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	0	0
Total liabilities held for sale	(109)	0
Net assets held for sale	(109)	0
Assets and liabilities classified as held for sale | GasT TopCo Limited
Disclosure Of Detailed Information About Assets Held For Sale [Line Items]
Total assets held for sale	1,443	0
Total liabilities held for sale	0	0
Net assets held for sale	£ 1,443	£ 0